Net interest income and other net income from fair value changes on financial instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Interest Income And Other Net Income From Fair Value Changes On Financial Instruments [Line Items]
Other net income from financial instruments measured at fair value through profit or loss	$ 14,011	$ 14,690	$ 11,583
of which: net gains / (losses) from financial liabilities designated at fair value	(7,546)	(1,836)	(4,843)
Net income from financial instruments measured at fair value through profit or loss and other	20,353	21,752	15,353
Interest income from loans and deposits	23,865	32,494	28,569
Interest income from securities financing transactions measured at amortized cost	3,399	4,074	3,948
Interest income from other financial instruments measured at amortized cost	1,622	1,371	1,187
Interest income from debt instruments measured at fair value through other comprehensive income	291	104	103
Interest resulting from derivative instruments designated as cash flow hedges	(1,229)	(2,049)	(2,064)
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	27,948	35,994	31,743
Interest expense on loans and deposits	13,854	19,653	15,011
Interest expense on securities financing transactions measured at amortized cost	2,074	2,051	1,968
Interest expense on debt issued	10,456	14,053	11,072
Interest expense on lease liabilities	161	191	166
Total interest expense from financial instruments measured at amortized cost	26,544	35,947	28,216
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	1,404	47	3,527
Net interest income from financial instruments measured at fair value through profit or loss and other	6,343	7,061	3,770
Total net interest income	7,747	7,108	7,297
Asset Management
Net Interest Income And Other Net Income From Fair Value Changes On Financial Instruments [Line Items]
Total net interest income	(69)	(63)	(40)
Net gains / (losses) on financial liabilities related to unit-linked investment contracts, which are designated at fair value through profit of loss	$ (2,827)	$ (1,844)	$ (2,045)